Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - Roth CH Acquisition IV Co. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Redeemable Common Stock [Member]
Numerator:
Allocation of net loss	$ (171,076)	$ (94,275)
Denominator:
Basic weighted average shares outstanding	2,378,249	11,500,000
Basic net loss per common share	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)
Non-Redeemable Common Stock [Member]
Numerator:
Allocation of net loss	$ (240,006)	$ (27,352)
Denominator:
Basic weighted average shares outstanding	3,336,500	3,336,500
Basic net loss per common share	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.05)